UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6485

                        Seligman Global Fund Series, Inc.
               (Exact name of Registrant as specified in charter)

                                 100 Park Avenue
                            New York, New York 10017
               (Address of principal executive offices) (Zip code)

                                Lawrence P. Vogel
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code:              (212) 850-1864

Date of fiscal year end:       10/31

Date of reporting period:      1/31/05

                                    FORM N-Q

ITEM 1. SCHEDULES OF INVESTMENTS.


SCHEDULE OF INVESTMENTS (UNAUDITED)
SELIGMAN EMERGING MARKETS FUND
JANUARY 31, 2005


COMMON STOCKS 99.1%                                                                             SHARES         VALUE
                                                                                              ---------     -----------
ARGENTINA 1.4%
Petrobras Energia Participaciones (ADR)* (Oil and Gas)                                           31,200     $   367,536
Telecom Argentina (ADR) (Diversified Telecommuncation Services)                                  40,400         455,712
                                                                                                            -----------
                                                                                                                823,248
                                                                                                            -----------
AUSTRIA 0.9%
Erste Bank der Oesterreichischen Spark (Commercial Banks)                                        10,100         499,902
                                                                                                            -----------
BRAZIL 10.9%
Banco Bradesco (ADR) (Commercial Banks)                                                          22,150         544,890
Banco Itau Holding Financeira (ADR) (Commercial Banks)                                            5,700         426,588
Companhia de Bebidas das Americas (ADR) (Beverages)                                              15,800         402,900
Companhia Vale do Rio Doce "CVRD" (ADR) (Metals and Mining)                                      50,010       1,512,803
Gol Linhas Aereas Inteligent (Airlines)                                                          11,000         324,500
Natura Cosmeticos (Personal Products)                                                            16,200         395,862
Petroleo Brasileiro "Petrobras" (ADR) (Oil and Gas)                                              39,700       1,613,805
Tele Norte Leste Participacoes "Telemar" (ADR) (Diversified Telecommunication Services)          46,700         672,947
Uniao de Bancos Brasileiros "Unibanco" (GDR) (Commercial Banks)                                  18,500         569,615
                                                                                                            -----------
                                                                                                              6,463,910
                                                                                                            -----------
CANADA 1.2%
Telesystem International Wireless* (Wireless Telecommunication Services)                         50,400         712,908
                                                                                                            -----------
CHINA 8.4%
China Mobile (ADR) (Wireless Telecommunication Services)                                         61,200         963,288
China Petroleum and Chemical "Sinopec" (ADR)+ (Oil and Gas)                                      19,300         774,895
Beijing Capital International Airport (Transportation Infrastructure)                           920,000         392,182
BOC Hong Kong Holdings (Commercial Banks)                                                       213,000         392,294
China Power International (Electric Utilities)                                                  885,200         298,275
Comba Telecom Systems Holdings (Communications Equipment)                                       976,000         428,687
Euro-Asia Agricultural Holdings* (Food Products)                                              3,000,000               -
Golden Meditech (Health Care Equipment and Supplies)                                          1,500,000         344,437
Hainan Meilan Airport (Class H) (Transportation Infrastructure)                                 461,000         343,055
Hang Lung Properties (Real Estate)                                                              284,000         424,693
Li & Fung (Distributors)                                                                        363,100         599,065
                                                                                                            -----------
                                                                                                              4,960,871
                                                                                                            -----------
CZECH REPUBLIC 0.7%
Zentiva*+ (Pharmaceuticals)                                                                      11,300         387,416
                                                                                                            -----------
EGYPT 4.4%
EFG Hermes Holding (Capital Markets)                                                            224,800         685,249
Orascom Construction Industries (Construction and Engineering)                                   33,800         576,379
Orascom Telecommunications (Wireless Telecommunication Services)                                 21,200       1,361,061
                                                                                                            -----------
                                                                                                              2,622,689
                                                                                                            -----------
HUNGARY 1.7%
OTP Bank (GDR) (Commercial Banks)                                                                31,000       1,003,916
                                                                                                            -----------
INDIA 6.3%
Bharti Tele-Ventures* (Wireless Telecommunication Services)                                     172,500         911,124
Dr. Reddy's Laboratories (ADR)* (Pharmaceuticals)                                                31,900         539,110
Infosys Technologies (IT Services)                                                               16,200         767,890
Reliance Industries (GDR)+ (Chemicals)                                                           15,800         390,415
Tata Motors* (Automobiles)                                                                       45,900         533,817
Wipro (IT Services)                                                                              37,100         599,667
                                                                                                            -----------
                                                                                                              3,742,023
                                                                                                            -----------
INDONESIA 4.4%
PT Bank Rakyat Indonesia (Commercial Banks)                                                   2,065,500         619,914
PT Indocement Tunggal Prakarsa* (Construction Materials and Engineering)                      1,848,500         696,404
PT Kalbe Frama (Pharmaceuticals)                                                              7,666,600         577,346
PT Telekomunikasi Indonesia (ADR) (Diversified Telecommuncation Services)                        35,300         732,475
                                                                                                            -----------
                                                                                                              2,626,139
                                                                                                            -----------
ISRAEL 0.6%
Orbotech* (Electronic Equipment and Instruments)                                                 17,400         363,138
                                                                                                            -----------
MALAYSIA 3.7%
Astro All Asia Networks* (Media)                                                                526,700         762,469
Malayan Banking (Commercial Banks)                                                              268,000         868,137
Maxis Communications (Wireless Telecommunication Services)                                      219,000         547,657
                                                                                                            -----------
                                                                                                              2,178,263
                                                                                                            -----------
MEXICO 6.7%
America Movil (Class L) (ADR) (Wireless Telecommunication Services)                              43,800       2,324,028
Cemex (Construction Materials)                                                                   40,690         304,916
Grupo Televisa (ADR) (Media)                                                                      7,400         435,342
Urbi Dessarrollos Urbanos* (Household Durables)                                                 101,100         546,560
Wal-Mart de Mexico (Series V) (Food and Staples Retailing)                                       93,000         320,661
                                                                                                            -----------
                                                                                                              3,931,507
                                                                                                            -----------
PERU 0.7%
Compania de Minas Buenaventura (Class B) (ADR) (Metals and Mining)                               18,800         399,876
                                                                                                            -----------
PHILIPPINES 0.7%
Philippine Long Distance Telephone (ADR) (Diversified Telecommunication Services)                16,600         431,600
                                                                                                            -----------
POLAND 1.4%
Powszechna Kasa Oszczednosci Bank Polski* (Commercial Banks)                                     55,000         468,955
Softbank* (Software)                                                                             41,000         349,705
                                                                                                            -----------
                                                                                                                818,660
                                                                                                            -----------
SOUTH AFRICA 10.5%
Anglo American (Metals and Mining)                                                               36,400         845,361
Anglo American Platinum (Metals and Mining)                                                       7,759         280,908
Anglo Gold (Metals and Mining)                                                                    4,400         144,188
Anglo Gold (ADR) (Metals and Mining)                                                              7,100         233,759
FirstRand (Commercial Banks)                                                                    199,200         456,588
Impala Platinum Holdings "Implats" (Metals and Mining)                                            7,800         654,240
Investec (Capital Markets)                                                                       13,276         386,313
Liberty Group (Insurance)                                                                        36,053         393,957
Old Mutual (Insurance)                                                                          139,900         332,527
Sappi (ADR) (Paper and Forest Products)                                                          55,400         714,106
Sasol (Oil and Gas)                                                                              16,700         339,056
Standard Bank Group (Commercial Banks)                                                           90,447         984,818
Truworths International (Specialty Retail)                                                      150,796         430,492
                                                                                                            -----------
                                                                                                              6,196,313
                                                                                                            -----------
SOUTH KOREA 15.5%
CJ Home Shopping (Internet and Catalog Retail)                                                    5,370         308,141
Daewoo Securities* (Capital Markets)                                                             68,810         388,847
Hyundai Mobis (Auto Components)                                                                  10,870         742,192
Kia Motors (Automobiles)                                                                        102,530       1,259,023
Kookmin Bank (Commercial Banks)                                                                  21,650         933,616
L.G. Philips LCD* (Electronic Equipment and Instruments)                                          9,800         423,363
Samsung Electronics* (Semiconductors and Semiconductor Equipment)                                 7,392       3,565,123
Samsung Securities (Capital Markets)                                                             29,570         783,659
Shinsegae (Food and Staples Retailing)                                                            1,843         517,180
SK (Oil and Gas)                                                                                  5,070         270,085
                                                                                                            -----------
                                                                                                              9,191,229
                                                                                                            -----------
TAIWAN 9.4%
Chinatrust Financial Holding (Commercial Banks)                                                 558,740         628,685
Eva Airways (Airlines)                                                                          854,000         407,751
Hon Hai Precision Industry (Electronic Equipment and Instruments)                               144,000         636,062
Quanta Computer (Computers and Peripherals)                                                     440,483         735,627
Siliconware Precision Industries (ADR) (Semiconductors and Semiconductor Equipment)              61,600         242,088
Taiwan Cellular (Wireless Telecommunication Services)                                           418,000         434,329
Taiwan Semiconductor Manufacturing* (Semiconductors and Semiconductor Equipment)                876,780       1,437,441
United Microelectronics* (Semiconductors and Semiconductor Equipment)                           615,440         393,833
United Microelectronics* (ADR) (Semiconductors and Semiconductor Equipment)                      56,300         198,739
Yuanta Core Pacific Securities (Capital Markets)                                                599,541         440,960
                                                                                                            -----------
                                                                                                              5,555,515
                                                                                                            -----------
THAILAND 3.4%
Advanced Info Services (Wireless Telecommunication Services)                                    226,900         623,740
Bangkok Bank (Commercial Banks)                                                                 151,400         455,456
Land and House (Household Durables)                                                           2,169,400         601,986
Siam Cement (Construction Materials)                                                             49,300         342,712
TRUE (Rights)* (Diversified Telecommunication Services)                                         170,524           8,612
                                                                                                            -----------
                                                                                                              2,032,506
                                                                                                            -----------
TURKEY 4.0%
Arcelik (Household Durables)                                                                     81,358         525,523
Turkcell Iletisim Hizmetleri (Wireless Telecommunication Services)                              115,712         847,035
Turkiyi Is Bankasi (Commercial Banks)                                                           172,564       1,011,899
                                                                                                            -----------
                                                                                                              2,384,457
                                                                                                            -----------
UNITED STATES 2.2%
Amdocs* (Software)                                                                               22,200         660,450
UTStarcom* (Communications Equipment)                                                            38,800         639,618
                                                                                                            -----------
                                                                                                              1,300,068
                                                                                                            -----------
TOTAL INVESTMENTS  99.1%                                                                                     58,626,154
OTHER ASSETS LESS LIABILITIES 0.9%                                                                              521,290
                                                                                                            -----------
NET INVESTMENT ASSETS 100.0%                                                                                $59,147,444
                                                                                                            ===========

SCHEDULE OF INVESTMENTS (UNAUDITED)
SELIGMAN GLOBAL GROWTH FUND
JANUARY 31, 2005

COMMON STOCKS  95.4%                                                                             SHARES        VALUE
                                                                                                -------     -----------
BELGIUM 0.7%
SES Global (FDR) (Media)                                                                         31,840     $   390,664
                                                                                                            -----------
BERMUDA 1.5%
Tyco International (Industrial Conglomerates)                                                    24,400         881,816
                                                                                                            -----------
CANADA 1.7%
Canadian National Railway (Road and Rail)                                                         6,031         359,194
Research In Motion* (Communications Equipment)                                                    9,000         641,655
                                                                                                            -----------
                                                                                                              1,000,849
                                                                                                            -----------
FRANCE 8.1%
Alcatel* (Communications Equipment)                                                              87,900       1,263,364
Alstom* (Capital Goods)                                                                         140,416         130,154
AXA (Insurance)                                                                                  18,600         452,335
JC Decaux* (Media)                                                                               17,486         467,484
Pernod Ricard (Beverages)                                                                         3,700         524,549
Pinault-Printemps-Redoute* (Multi-Line Retail)                                                    5,700         601,992
Publicis Groupe (Media)                                                                           9,000         283,962
Vivendi Universal (Media)                                                                        33,000       1,043,251
                                                                                                            -----------
                                                                                                              4,767,091
                                                                                                            -----------
GERMANY 6.0%
Adidas-Salomon (Textiles, Apparel and Luxury Goods)                                               3,800         570,292
Allianz (Insurance)                                                                               8,800       1,045,798
Bayerische Hypo-und Vereinsbank* (Commercial Banks)                                              29,670         653,722
Muenchener Rueckversicherungs-Gesellschaft* (Insurance)                                           4,200         481,259
Schering (Pharmaceuticals)                                                                       11,504         779,654
                                                                                                            -----------
                                                                                                              3,530,725
                                                                                                            -----------
HONG KONG 2.3%
CNOOC (Oil and Gas)                                                                             874,800         466,882
Esprit Holdings (Specialty Retail)                                                              151,000         875,945
                                                                                                            -----------
                                                                                                              1,342,827
                                                                                                            -----------
INDIA 1.1%
Infosys Technologies (ADR) (IT Services)                                                          9,900         653,252
                                                                                                            -----------
INDONESIA 0.5%
PT Telekomunikasi Indonesia (ADR) (Diversified Telecommunication Services)                       15,000         311,250
                                                                                                            -----------
IRELAND 5.6%
Elan (ADR)* (Pharmaceuticals)                                                                   112,800       3,037,704
Ryanair Holdings* (Transportation)                                                                5,300         248,623
                                                                                                            -----------
                                                                                                              3,286,327
                                                                                                            -----------
ITALY 1.5%
Autostrade (Transportation Infrastructure)                                                       21,900         633,578
Banca Intesa (Commercial Banks)                                                                  50,000         232,611
                                                                                                            -----------
                                                                                                                866,189
                                                                                                            -----------
JAPAN 4.6%
Bank of Yokohama (Commercial Banks)                                                              45,000         283,886
Japan Tobacco (Tobacco)                                                                              77         817,637
Mitsubishi Securities (Capital Markets)                                                          32,000         309,334
Nippon Electric Gas (Electronic Equipment and Instruments)                                        5,000          65,603
Trend Micro (Software)                                                                           10,500         470,343
UFJ Holdings* (Commercial Banks)                                                                    126         754,149
                                                                                                            -----------
                                                                                                              2,700,952
                                                                                                            -----------
MEXICO 1.0%
Grupo Televisa (ADR) (Media)                                                                      9,700         570,651
                                                                                                            -----------
NETHERLANDS 6.2%
Ahold* (Food and Staples Retailing)                                                             164,100       1,356,492
ASML Holding (NY shares)* (Semiconductor Equipment and Products)                                 23,016         378,038
European Aeronautic Defence and Space (Aerospace and Defense)                                    27,890         854,641
ING Groep (Diversified Financial Services)                                                       15,121         436,925
Koninklijke Ahold* (Food Products)                                                               15,200         583,121
                                                                                                            -----------
                                                                                                              3,609,217
                                                                                                            -----------
RUSSIA 0.4%
Gazprom (ADR) (Energy Equipment and Services)                                                     6,600         230,833
                                                                                                            -----------
SOUTH KOREA 2.0%
Kia Motors (Automobiles)                                                                         34,900         428,557
LG. Philips LCD* (Electronic Equipment and Instruments)                                           7,410         320,114
Samsung Electronics* (Semiconductors)                                                               871         420,079
                                                                                                            -----------
                                                                                                              1,168,750
                                                                                                            -----------
SPAIN 1.0%
Banco Bilbao Vizcaya Argentaria (Commercial Banks)                                               35,200         594,124
                                                                                                            -----------
SWEDEN 1.5%
Assa Abloy (Building Products)                                                                   18,110         286,902
SKF (B shares) (Capital Goods)                                                                    1,340          61,783
Telefonaktiebolaget LM Ericsson* (Communications Equipment)                                     187,580         551,921
                                                                                                            -----------
                                                                                                                900,606
                                                                                                            -----------
SWITZERLAND 0.5%
Adecco (Commercial Services and Supplies)                                                         5,500         287,173
                                                                                                            -----------
TAIWAN 1.2%
AU Optronics (ADR) (Electronic Equipment and Instruments)                                        46,200         714,714
                                                                                                            -----------
UNITED KINGDOM 12.1%
British Airways* (Airlines)                                                                      18,816          94,477
Capita Group (Commercial Services and Supplies)                                                 142,965         965,560
Carnival (Hotels, Restaurants and Leisure)                                                        8,023         483,955
Carphone Warehouse Group (Specialty Retail)                                                     309,976       1,022,626
EMI Group (Media)                                                                               231,019       1,153,244
GUS (Internet and Catalog Retail)                                                                40,836         741,036
Imperial Tobacco Group (Tobacco)                                                                  6,500         170,515
Rolls-Royce Group (Aerospace and Defense)                                                        61,402         301,677
Standard Chartered (Commercial Banks)                                                            46,700         858,390
Vodafone Group (Wireless Telecommunication Services)                                            504,500       1,306,513
                                                                                                            -----------
                                                                                                              7,097,993
                                                                                                            -----------
UNITED STATES 35.9%
Abbott Laboratories (Pharmaceuticals)                                                            19,300         868,886
Apollo Group (Class A)* (Commercial Services and Supplies)                                        8,700         680,296
Apple Computer* (Computers and Peripherals)                                                      18,200       1,399,489
Baxter International (Health Care Equipment and Supplies)                                        16,000         540,160
Cisco Systems* (Communications Equipment)                                                        17,900         322,827
Citigroup (Diversified Financial Services)                                                        3,900         191,295
Comcast (Class A)* (Media)                                                                       24,800         783,804
Corning* (Communications Equipment)                                                              35,200         385,088
Dell* (Computers and Peripherals)                                                                31,700       1,323,634
eBay* (Internet and Catalog Retail)                                                               2,200         179,289
Electronic Arts* (Software)                                                                      12,900         829,921
Forest Laboratories* (Pharmaceuticals)                                                           28,800       1,196,064
General Electric (Industrial Conglomerates)                                                      39,900       1,441,587
Gilead Sciences* (Biotechnology)                                                                 14,200         470,091
Gillette (Personal Products)                                                                     10,200         517,344
Goldman Sachs Group (Capital Markets)                                                             7,000         754,950
Home Depot (Specialty Retail)                                                                    19,900         821,074
IVAX* (Pharmaceuticals)                                                                          23,350         350,951
Microsoft (Software)                                                                             29,700         780,071
Monster Worldwide* (Commercial Services and Supplies)                                            25,600         800,896
Pixar* (Media)                                                                                   11,500       1,002,397
Schering-Plough (Pharmaceuticals)                                                                43,500         807,360
Sirius Satellite Radio (Media)                                                                  143,800         952,675
Staples (Specialty Retail)                                                                       27,500         899,525
Transocean* (Energy Equipment and Services)                                                       6,100         268,400
Viacom (Class B)* (Media)                                                                        21,500         802,810
WellPoint* (Health Care Providers and Services)                                                   8,000         972,000
Yahoo!* (Internet Software and Services)                                                         19,200         675,936
                                                                                                            -----------
                                                                                                             21,018,820
                                                                                                            -----------
TOTAL INVESTMENTS 95.4%                                                                                      55,924,823
OTHER ASSETS LESS LIABILITIES 4.6%                                                                            2,692,762
                                                                                                            -----------
NET INVESTMENT ASSETS 100.0%                                                                                $58,617,585
                                                                                                            ===========

SCHEDULE OF INVESTMENTS (UNAUDITED)
SELIGMAN GLOBAL SMALLER COMPANIES FUND
JANUARY 31, 2005

                                                                                              SHARES OR
COMMON STOCKS AND WARRANTS 101.0%                                                              WARRANTS              VALUE
                                                                                              ---------          ------------
AUSTRALIA 1.9%
Adsteam Marine (Transportation Infrastructure)                                                  551,474 shs.     $    659,058
AWB (Food and Staples Retailing)                                                                149,465               535,717
Commonwealth Property Office (Real Estate)                                                      397,708               382,607
Flight Centre (Hotels, Restaurants and Leisure)                                                  14,105               176,135
Harvey Norman Holdings (Multi-Line Retail)+A95                                                  180,000               412,402
Iluka Resources (Metals and Mining)                                                              46,104               224,149
MacQuarie Office Trust (Real Estate)                                                            601,216               606,467
Minara Resources (Metals and Mining)                                                             19,097                27,157
STW Communications Group (Media)                                                                233,778               546,081
                                                                                                                 ------------
                                                                                                                    3,569,773
                                                                                                                 ------------
BERMUDA 1.0%
Aquarius Platinum (Metals and Mining)                                                             4,887                22,651
Arlington Tankers* (Oil and Gas)                                                                 40,000               938,000
Platinum Underwriters Holdings (Insurance)                                                       28,680               846,920
                                                                                                                 ------------
                                                                                                                    1,807,571
                                                                                                                 ------------
CANADA 6.3%
Canaccord Capital (Capital Markets)                                                              28,700               251,642
Canaccord Capital+ (Capital Markets)                                                             40,500               355,105
Deer Creek* (Oil and Gas)                                                                        29,000               227,322
Deer Creek Energy*+ (Machinery)                                                                  89,000               697,644
Dundee Real Estate Investment Trust (Real Estate)                                                46,500               986,403
Dundee Wealth Management*+ (Capital Markets)                                                    115,200               918,844
First Quantum Minerals* (Metals and Mining)                                                      57,500               882,864
Gildan Activewear (Class A)* (Textiles, Apparel and Luxury Goods)                                32,000             1,170,560
GMP Capital+ (Capital Markets)                                                                   51,937               850,752
Grande Cache Coal* (Metals and Mining)                                                           79,000               778,221
OPTI Canada (Oil and Gas)                                                                        29,300               485,157
OPTI Canada+ (Oil and Gas)                                                                       46,700               773,270
Railpower Technologies* (Machinery)                                                             161,300               780,789
Ritchie Bros. Auctioneers (Commercial Services and Supplies)                                     32,500             1,028,625
UTS Energy+ (Oil and Gas)                                                                       610,900               567,728
UTS Energy (Oil and Gas)* (Warrants: $0.001 exercise price, expiring 3/5/09)                    305,450 wts.          109,843
Western Oil Sands (Class A)* (Oil and Gas)                                                       30,991 shs.        1,090,677
                                                                                                                 ------------
                                                                                                                   11,955,446
                                                                                                                 ------------
CHINA 1.2%
Beijing Capital International Airport (Transportation Infrastructure)                         1,322,000               563,548
China Oilfield Services (Energy Equipment and Services)                                       2,522,000               848,755
Shanghai Forte Land (Class H) (Real Estate)                                                   1,096,000               359,181
Sinotrans (Class H) (Air Freight and Logistics)                                               1,327,300               433,928
                                                                                                                 ------------
                                                                                                                    2,205,412
                                                                                                                 ------------
DENMARK 1.1%
Carlsberg (Class B) (Beverages)                                                                  26,187             1,242,915
FLS Industries (Class B)* (Construction and Engineering)                                         43,510               817,277
                                                                                                                 ------------
                                                                                                                    2,060,192
                                                                                                                 ------------
FINLAND 0.5%
TietoEnator (IT Services)                                                                        29,100               853,593
                                                                                                                 ------------
FRANCE 3.6%
Alstom* (Electrical Equipment)                                                                2,898,600             2,686,761
Bacou-Dalloz (Commercial Services and                                                            11,634             1,054,035
Cegedim (Health Care Providers and Services)                                                      4,300               355,253
Clarins (Personal Products)                                                                       5,604               342,241
Eurofins Scientific* (Commercial Services and Supplies)                                           1,937                48,550
GL Trade (Software)                                                                               8,460               387,085
NRJ Group (Media)                                                                                53,360             1,283,019
Remy Cointreau (Beverages)                                                                       17,979               722,210
                                                                                                                 ------------
                                                                                                                    6,879,154
                                                                                                                 ------------
GERMANY 2.0%
Aixtron (Semiconductors and Semiconductor Equipment)                                             71,052               352,452
Comdirect Bank (Commercial Banks)                                                                44,100               408,438
Elmos Semiconductor (Semiconductors and Semiconductor Equipment)                                 42,847               671,212
Heidelberger Druckmaschinen (Machinery)                                                          19,900               676,917
Hochtief (Construction and Engineering)                                                          23,877               778,859
Kontron* (Semiconductors and Semiconductor Equipment)                                            47,732               465,410
MLP (Capital Markets)                                                                            18,625               324,766
United Internet (Internet Software and Services)                                                  5,415               141,039
                                                                                                                 ------------
                                                                                                                    3,819,093
                                                                                                                 ------------
GREECE 0.7%
Aktor (Construction and Engineering)                                                            196,642               887,873
Titan Cement (Construction Materials)                                                            13,160               429,057
                                                                                                                 ------------
                                                                                                                    1,316,930
                                                                                                                 ------------
HONG KONG 0.8%
Far East Pharmaceutical Technology (Pharmaceuticals)                                          3,008,700                     -
First Pacific* (Diversified Financial Services)                                               1,826,000               538,439
Giordano International (Specialty Retail)                                                       814,000               503,535
i-CABLE Communications (Media)                                                                1,272,000               447,481
                                                                                                                 ------------
                                                                                                                    1,489,455
                                                                                                                 ------------
ITALY 3.0%
Benetton Group* (Textiles, Apparel and Luxury Goods)                                             29,616               387,231
Brembo (Auto Components)                                                                         95,354               782,913
Caltagirone Editore (Media)                                                                      86,400               823,148
Permasteelisa (Building Products)                                                                44,600               811,671
Recordati (Pharmaceuticals)                                                                      21,100               559,884
Sorin* (Health Care Equipment and Supplies)                                                     344,406             1,135,094
Tod's (Textiles, Apparel and Luxury Goods)                                                       25,870             1,140,826
                                                                                                                 ------------
                                                                                                                    5,640,767
                                                                                                                 ------------
JAPAN 14.2%
77 Bank (Commercial Banks)                                                                      235,000             1,698,457
Aichi Bank (Commercial Banks)                                                                     7,300               650,893
Alpine Electronics (Household Durables)                                                          19,000               251,890
Argo Graphics (IT Services)                                                                       4,700               140,492
Asahi Intecc (Health Care Equipment and Supplies)                                                 9,200               394,317
Asatsu-DK (Media)                                                                                10,900               316,879
Avex (Media)                                                                                     32,300               446,555
Bank of Nagoya (Commercial Banks)                                                               108,000               675,251
Chofu Seisakusho (Household Durables)                                                             5,900               123,306
Disco (Semiconductor Equipment)                                                                  23,600             1,095,945
eAccess (Internet Software and Services)                                                            295               298,698
Ebara (Machinery)                                                                               163,000               753,441
Eneserve (Electrical Equipment)                                                                  11,000               390,194
Fujimi (Chemicals)                                                                               23,500               671,304
Futaba (Electrical Equipment)                                                                    32,100               819,500
Hogy Medical (Health Care Equipment and Supplies)                                                13,400               606,863
Hokuto (Food Products)                                                                           33,400               590,200
Hosiden (Electronic Equipment and Instruments)                                                   72,200               759,935
Iwatani International (Trading Companies and Distributors)                                       86,000               210,044
Japan Petroleum Exploration (Oil and Gas)                                                        15,400               620,922
Kanematsu Electronics (Electronic Equipment and Instruments)                                     12,000                93,765
Kenwood (Household Durables)                                                                    126,000               269,341
Kobayashi Pharmaceutical (Health Care Equipment and Supplies)                                    36,000               936,856
Komori (Machinery)                                                                               35,000               535,079
Kose (Personal Products)                                                                          1,700                68,670
Milbon (Personal Products)                                                                       22,600               650,052
Mochida Pharmaceutical (Pharmaceuticals)                                                        124,000               767,227
Mori Seiki (Machinery)                                                                           29,000               305,512
Nippon Shinyaku (Pharmaceuticals)                                                                26,000               217,424
Nissin Kogyo (Auto Components)                                                                   10,000               350,313
Noritsu Koki (Leisure Equipment and Products)                                                    18,700               403,450
Nortiz (Building Products)                                                                       15,000               258,002
Obic (IT Services)                                                                                5,400             1,101,529
Obic Business Consultants (Software)                                                             16,500               875,071
Sazaby (Specialty Retail)                                                                        15,000               333,089
Shiga Bank (Commercial Banks)                                                                    75,300               461,540
Shikoku Bank (Commercial Banks)                                                                  12,000                72,317
Taiyo Ink Manufacturing (Chemicals)                                                              31,400             1,218,896
Takasago International (Chemicals)                                                              130,000               722,968
Tanabe Seiyaku (Pharmaceuticals)                                                                104,000             1,096,395
THK (Machinery)                                                                                  47,600               946,778
Tokyo Ohka Kogyo (Chemicals)                                                                     59,500             1,218,049
Toppan Forms (Commercial Services and Supplies)                                                  57,000               712,161
Towa Pharmaceutical (Pharmaceuticals)                                                            29,000               675,980
Union Tool (Machinery)                                                                           29,300               990,006
                                                                                                                 ------------
                                                                                                                   26,795,556
                                                                                                                 ------------
MALAYSIA 0.1%
Resorts World (Hotels, Restaurants and Leisure)                                                  94,000               249,958
                                                                                                                 ------------
NETHERLANDS 2.3%
AM (Construction and Engineering)                                                                68,212               715,910
ASM International* (Semiconductor Equipment)                                                     25,839               449,060
Chicago Bridge & Iron (NY shares) (Construction and Engineering)                                 24,300               918,540
Equant* (Diversified Telecommunication Services)                                                178,002               964,110
Exact Holdings (Software)                                                                        14,400               453,521
Qiagen* (Biotechnology)                                                                          32,000               342,551
Unit 4 Agresso* (Software)                                                                       33,792               510,299
                                                                                                                 ------------
                                                                                                                    4,353,991
                                                                                                                 ------------
NEW ZEALAND  1.0%
Air New Zealand* (Airlines)                                                                     366,599               425,340
Carter Holt Harvey (Paper and Forest Products)                                                  534,335               828,977
Warehouse Group (Multi-Line Retail)                                                             245,945               687,236
                                                                                                                 ------------
                                                                                                                    1,941,553
                                                                                                                 ------------
SINGAPORE 0.2%
MobilOne (Wireless Telecommunication Services)                                                  283,220               314,783
                                                                                                                 ------------
SOUTH KOREA 1.6%
Cheil Communications (Media)                                                                      2,360               352,345
Daewoo Securities* (Capital Markets)                                                             81,920               462,932
Industrial Bank of Korea (Commercial Banks)                                                     179,380             1,449,165
Kook Soon Dang Brewery (Food Products)                                                           20,998               273,832
LG Household and Health Care (Household Products)                                                15,760               456,987
                                                                                                                 ------------
                                                                                                                    2,995,261
                                                                                                                 ------------
SPAIN 0.5%
Prosegur, Companie de Seguridad (Commercial Services and Supplies)                               51,900             1,026,913
                                                                                                                 ------------
SWEDEN 1.0%
Eniro (Media)                                                                                    66,710               666,987
Medivir (Class B)* (Biotechnology)                                                               22,180               295,118
Teleca (Class B) (IT Services)                                                                  179,130               970,740
                                                                                                                 ------------
                                                                                                                    1,932,845
                                                                                                                 ------------
SWITZERLAND 2.2%
Bachem Holding (Biotechnology)                                                                    6,250               368,303
Baloise Holding (Insurance)                                                                      28,216             1,327,881
BB Biotech (Biotechnology)                                                                        7,220               425,985
EMS-Chemie Holding (Chemicals)                                                                    6,594               600,046
Helvetia Patria Holding (Insurance)                                                               4,522               664,968
Julius Baer Holding (Capital Markets)                                                             1,987               696,486
                                                                                                                 ------------
                                                                                                                    4,083,669
                                                                                                                 ------------
THAILAND 0.1%
Thai Military Bank (Commercial Banks)                                                         2,394,500               265,159
                                                                                                                 ------------
UNITED KINGDOM 8.3%
Aggreko (Commercial Services and Supplies)                                                      299,200               920,190
Benfield Group (Insurance)                                                                       94,000               530,837
Bespak (Health Care Equipment and Supplies)                                                      25,971               265,411
Cambridge Antibody Technology Group* (Biotechnology)                                             62,500               894,329
Capital Radio (Media)                                                                            63,900               512,496
De La Rue (Commercial Services and Supplies)                                                    127,500               901,830
Dimension Data Holdings* (IT Services)                                                          958,900               753,537
easyJet* (Airlines)                                                                             210,000               868,724
Expro International Group (Energy Equipment and Services)                                        82,086               626,268
Group 4 Securicor* (Commercial Services and Supplies)                                           323,400               815,846
GWR Group (Media)                                                                                64,900               308,245
Hiscox (Insurance)                                                                              136,939               469,508
Jardine Lloyd Thompson Group (Insurance)                                                        178,800             1,249,218
John Wood Group (Energy Equipment and Services)                                                 225,471               616,099
Logica CMG (IT Services)                                                                        212,400               706,247
Luminar (Hotels, Restaurants and Leisure)                                                        38,600               380,368
Misys (Software)                                                                                353,729             1,436,070
PHS Group (Commercial Services and Supplies)                                                    506,263               839,549
Premier Farnell (Electronic Equipment and Instruments)                                          202,876               668,966
Radstone Technology (Aerospace and Defense)                                                      67,600               365,439
SurfControl* (Software)                                                                          62,825               710,204
VT Group (Aerospace and Defense)                                                                 57,431               351,835
Yule Catto (Chemicals)                                                                          103,583               571,468
                                                                                                                 ------------
                                                                                                                   15,762,684
                                                                                                                 ------------
UNITED STATES 47.4%
1-800 Contacts* (Internet and Catalog Retail)                                                    34,000               784,890
Abgenix* (Biotechnology)                                                                        119,000             1,043,035
Acadia Realty Trust (Real Estate)                                                                57,800               928,268
Adaptec* (Computers and Peripherals)                                                            121,500               729,000
AGCO* (Machinery)                                                                                56,700             1,164,051
Alliant Techsystems* (Aerospace and Defense)                                                     11,000               732,380
American Home Mortgage Holdings (Real Estate)                                                    29,000               969,470
AmSurg* (Health Care Providers and Services)                                                     33,750               891,844
Applera-Celera Genomics Group* (Biotechnology)                                                   56,000               743,120
Arch Coal (Metals and Mining)                                                                    22,000               804,100
Archipelago Holdings (Diversified Financial Services)                                            26,000               493,220
ARIAD Pharmaceuticals* (Biotechnology)                                                          115,300               868,209
Armor Holdings* (Aerospace and Defense)                                                          20,000               879,400
Array BioPharma* (Biotechnology)                                                                 93,100               821,607
Asyst Technologies* (Semiconductors and Semiconductor Equipment)                                152,600               671,440
Bio-Rad Laboratories (Class A)* (Health Care Equipment and Supplies)                             18,000             1,058,220
Biosite* (Health Care Equipment and Supplies)                                                    21,000             1,216,845
BISYS Group* (IT Services)                                                                       58,500               899,145
Blackbaud* (Software)                                                                            56,700               756,945
Blount International* (Household Durables)                                                       62,300             1,118,285
Cabot Oil & Gas (Oil and Gas)                                                                    20,500               965,140
Charming Shoppes* (Specialty Retail)                                                             92,000               764,060
Cleveland-Cliffs (Metals and Mining)                                                             11,000               720,280
Corinthian Colleges* (Commercial Services and Supplies)                                          51,000               980,475
Credence Systems* (Semiconductors and Semiconductor Equipment)                                  118,000               942,820
CV Therapeutics* (Biotechnology)                                                                 74,300             1,533,924
Denbury Resources* (Oil and Gas)                                                                 35,100             1,024,920
Diamondrock Hospitality*+ (Real Estate)                                                          78,000               846,300
EDO (Aerospace and Defense)                                                                      27,500               878,625
Education Realty Trust* (Real Estate)                                                            43,000               721,970
Electronics Boutique Holdings* (Specialty Retail)                                                18,300               642,605
Encysive Pharmaceuticals* (Biotechnology)                                                       147,300             1,382,411
Exelixis* (Biotechnology)                                                                        85,700               666,318
Ferro (Chemicals)                                                                                36,000               713,880
First Republic Bank (Commercial Banks)                                                           18,000               908,100
FirstFed Financial* (Thrifts and Mortgage Finance)                                               20,000             1,064,000
Forest Oil* (Oil and Gas)                                                                        26,400               889,416
GameStop (Class A)* (Specialty Retail)                                                           58,100             1,109,129
GFI Group* (Capital Markets)                                                                      1,900                49,647
Gold Kist* (Food Products)                                                                       78,000             1,087,710
GrafTech International* (Metals and Mining)                                                     105,000               854,700
Group 1 Automotive* (Specialty Retail)                                                           25,000               731,750
HCC Insurance Holdings (Insurance)                                                               28,000               920,360
Human Genome Sciences* (Biotechnology)                                                           78,000               932,490
Hutchinson Technology* (Computers and Peripherals)                                               38,900             1,371,031
Incyte* (Biotechnology)                                                                         108,500               971,618
International Rectifier* (Semiconductors and Semiconductor Equipment)                            30,500             1,194,075
Iomega* (Computers and Peripherals)                                                             171,500               898,660
Iron Mountain* (IT Services)                                                                     29,750               838,950
Itron* (Electronic Equipment and Instruments)                                                    48,500             1,116,713
Kansas City Life Insurance (Insurance)                                                           16,000               803,600
KFX* (Oil and Gas)                                                                               75,000             1,043,250
KNBT Bancorp (Thrifts and Mortgage Finance)                                                      54,000               891,540
Leadis Technology* (Semiconductors and Semiconductor Equipment)                                  47,100               331,348
Lin TV (Class A)* (Media)                                                                        36,000               669,960
M/I Schottenstein Homes (Household Durables)                                                     18,800             1,067,840
Macquarie Infrastructure* (Transportation Infrastructure)                                        31,300               918,342
Massey Energy (Metals and Mining)                                                                27,000             1,024,110
MAXIMUS* (IT Services)                                                                           38,500             1,158,080
McGrath RentCorp (Commercial Services and Supplies)                                               6,200               265,763
MedCath* (Health Care Providers and Services)                                                    37,000               867,095
Medical Properties Trust+ (Real Estate)                                                          58,200               582,000
Mercury Computer Systems* (Aerospace and Defense)                                                29,000               897,115
MFA Mortgage Investments (Real Estate)                                                           84,000               702,240
NBTY* (Personal Products)                                                                        42,200             1,155,436
NewAlliance Bancshares* (Thrifts and Mortgage Finance)                                           54,400               808,928
Nexstar Broadcasting Group (Class A)* (Media)                                                    76,400               653,220
O'Reilly Automotive* (Specialty Retail)                                                          18,700               855,338
One Liberty Properties (Real Estate)                                                             34,900               668,335
optionsXpress* (Capital Markets)                                                                  5,300               107,299
OSI Systems* (Electronic Equipment and Instruments)                                              57,100               933,871
ParkerVision* (Communications Equipment)                                                         87,900               925,148
Penn Virginia (Oil and Gas)                                                                      25,500             1,080,180
PFF Bancorp (Thrifts and Mortgage Finance)                                                       22,500               966,150
Pilgrim's Pride (Food Products)                                                                  30,500             1,066,280
Plains Exploration & Production* (Oil and Gas)                                                   37,585             1,081,696
PNM Resources (Electric Utilities)                                                               30,500               769,515
PolyMedica (Health Care Equipment and Supplies)                                                  30,900             1,156,433
Regis (Specialty Retail)                                                                         22,200               885,780
Rotech Healthcare* (Health Care Providers and Services)                                          34,000               907,800
ScanSoft* (Software)                                                                            282,200             1,179,596
Shurgard Storage Centers (Real Estate)                                                           19,500               797,550
SiRF Technology Holdings* (Communications Equipment)                                             88,000               931,480
SpatiaLight* (Electronic Equipment and Instruments)                                             169,700               796,742
Standard Motor Products (Auto Components)                                                        31,200               397,800
Standard Pacific (Household Durables)                                                            16,500             1,097,745
Steel Dynamics* (Metals and Mining)                                                              22,000               831,490
SureBeam (Class A)* (Electronic Equipment and Instruments)                                      235,000                 1,293
Swift Energy* (Oil and Gas)                                                                      34,500             1,044,315
Syntroleum* (Oil and Gas)                                                                        83,280               906,919
Sypris Solutions (Aerospace and Defense)                                                         45,000               519,525
Terex* (Machinery)                                                                               14,000               602,700
theglobe.com (Media)*                                                                           489,300               127,218
theglobe.com (Media)* (Warrants: $0.75 exercise price, expiring 7/9/05)                         300,000 wts.           74,700
TierOne (Thrifts and Mortgage Finance)                                                           38,500 shs.          974,628
Timberland (Class A)* (Textiles, Apparel and Luxury Goods)                                       12,400               815,176
UGI (Gas Utilities)                                                                              24,900             1,037,583
United Rentals* (Trading Companies and Distributors)                                             59,000             1,003,590
Universal Forest Products (Building Products)                                                    22,000               863,390
USF (Road and Rail)                                                                              15,300               503,294
Value Line (Media)                                                                               10,200               425,952
Vintage Petroleum (Oil and Gas)                                                                  43,900             1,062,819
Wheeling-Pittsburgh* (Metals and Mining)                                                         58,600             2,031,955
Yankee Candle* (Household Durables)                                                              32,500             1,064,700
                                                                                                                 ------------
                                                                                                                   89,631,403
                                                                                                                 ------------
TOTAL INVESTMENTS 101.0%                                                                                          190,951,161
OTHER ASSETS LESS LIABILITIES (1.0)%                                                                               (1,992,394)
                                                                                                                 ------------
NET INVESTMENT ASSETS 100.0%                                                                                     $188,958,767
                                                                                                                 ============

SCHEDULE OF INVESTMENTS (UNAUDITED)
SELIGMAN GLOBAL TECHNOLOGY FUND
JANUARY 31, 2005

COMMON STOCKS 99.2%                                                                             SHARES        VALUE
                                                                                              ---------    ------------
AUSTRALIA 0.0%
United Customer Management Solutions* (IT Services)                                           1,289,200    $          -
                                                                                                           ------------
CANADA 1.1%
ATI Technologies* (Computers and Peripherals)                                                   178,200       3,087,315
Cognos* (Application Software)                                                                   35,800       1,480,867
                                                                                                           ------------
                                                                                                              4,568,182
                                                                                                           ------------
CAYMAN ISLANDS 0.8%
Garmin (Electronic Equipment and Instruments)                                                    63,600       3,497,682
                                                                                                           ------------
CHINA 0.5%
China Finance Online* (Internet Software and Services)                                          220,700       2,259,968
                                                                                                           ------------
FINLAND 4.0%
Elcoteq Network (Class A) (Communications Equipment)                                             95,050       2,023,471
Nokia (ADR) (Communications Equipment)                                                          671,300      10,257,464
TietoEnator (IT Services)                                                                       156,200       4,581,830
                                                                                                           ------------
                                                                                                             16,862,765
                                                                                                           ------------
FRANCE 1.7%
Atos Origin* (IT Services)                                                                       75,356       4,843,967
Thomson* (Household Durables)                                                                    94,196       2,395,450
                                                                                                           ------------
                                                                                                              7,239,417
                                                                                                           ------------
INDIA 3.1%
Infosys Technologies (IT Services)                                                              124,050       5,880,050
Tata Consultancy Services (IT Services)                                                         236,604       7,055,302
                                                                                                           ------------
                                                                                                             12,935,352
                                                                                                           ------------
ISRAEL 2.8%
Check Point Software Technologies* (Internet Software and Services)                             280,300       6,804,283
Ness Technologies* (IT Consulting and Services)                                                  63,900         849,870
Orbotech* (Electronic Equipment and Instruments)                                                187,400       3,911,038
                                                                                                           ------------
                                                                                                             11,565,191
                                                                                                           ------------
JAPAN 7.0%
Canon (Office Electronics)                                                                       81,200       4,219,608
Hoya (Electronic Equipment and Instruments)                                                      40,300       4,140,809
Ibeden (Electronic Equipment and Instruments)                                                   355,900       6,700,610
JSR (Chemicals)                                                                                 153,200       3,255,418
Murata Manufacturing (Electronic Equipment and Instruments)                                      39,500       2,056,594
NEC (Computers and Peripherals)                                                                 372,000       2,125,480
Nidec (Electronic Equipment and Instruments)                                                     39,700       4,461,214
Tokyo Electron (Semiconductors and Semiconductor Equipment)                                      39,300       2,283,918
                                                                                                           ------------
                                                                                                             29,243,651
                                                                                                           ------------
SOUTH KOREA 1.4%
Samsung Electronics* (Semiconductors and Semiconductor Equipment)                                11,900       5,739,308
                                                                                                           ------------
TAIWAN 1.5%
Taiwan Semiconductor Manufacturing* (Semiconductors and Semiconductor Equipment)              2,429,000       3,982,235
United Microelectronics (Semiconductors and Semiconductor Equipment)                          3,568,000       2,283,237
                                                                                                           ------------
                                                                                                              6,265,472
                                                                                                           ------------
UNITED KINGDOM 0.5%
CSR* (Communications Equipment)                                                                 304,536       2,305,039
                                                                                                           ------------
UNITED STATES 74.8%
Adeza Biomedical* (Health Care Equipment and Supplies)                                           12,300         195,508
Altiris* (Application Software)                                                                  80,700       2,624,364
Amdocs* (Application Software)                                                                  551,300      16,401,175
Amphenol (Class A)* (Electronic Equipment and Instruments)                                      157,600       6,198,408
Apple Computer* (Computers and Peripherals)                                                      58,300       4,482,979
Ask Jeeves* (Internet Software and Services)                                                    184,800       5,240,004
Avid Technology* (Computers and Peripherals)                                                    156,900       9,897,252
Avocent* (Communications Equipment)                                                             165,400       6,037,927
BMC Software* (Systems Software)                                                                969,800      16,321,734
Boston Scientific* (Health Care Equipment and Supplies)                                         141,500       4,677,990
Broadcom (Class A)* (Semiconductors and Semiconductor Equipment)                                104,500       3,325,713
Brocade Communications Systems* (Computers and Peripherals)                                     195,700       1,214,318
Charles River Laboratories International* (Biotechnology)                                        69,400       3,288,172
Cisco Systems* (Communications Equipment)                                                       526,000       9,486,410
Citrix Systems* (Software)                                                                      363,500       7,798,892
Comcast (Class A)* (Media)                                                                       72,100       2,320,539
Computer Associates International (Systems Software)                                            453,700      12,336,103
Corning* (Communications Equipment)                                                             467,900       5,118,826
Dell* (Computers and Peripherals)                                                               183,800       7,674,569
Digital River* (Internet Software and Services)                                                  66,400       2,596,572
DJ Orthopedics* (Health Care Equipment and Supplies)                                             46,800       1,130,220
EMC* (Computers and Peripherals)                                                                482,000       6,314,200
Epicor Software* (Application Software)                                                         260,400       3,514,098
Fiserv* (IT Services)                                                                           106,000       4,053,970
Fisher Scientific International* (Health Care Equipment and Supplies)                           100,800       6,365,520
Hewlett-Packard (Computers and Peripherals)                                                     459,500       9,001,605
Hyperion Solutions* (Application Software)                                                       67,100       3,223,149
Intel (Semiconductors and Semiconductor Equipment)                                              474,600      10,647,651
International Business Machines (Computers and Peripherals)                                      28,600       2,671,812
Invitrogen* (Biotechnology)                                                                      40,600       2,789,829
Laboratory Corporation of America Holdings* (Health Care Providers and Services)                160,400       7,675,140
Lam Research* (Semiconductors and Semiconductor Equipment)                                      197,000       5,269,750
Magma Design Automation* (Application Software)                                                  94,100       1,267,997
Marvel Enterprises* (Leisure Equipment and Products)                                            113,800       2,032,468
Marvell Technology Group* (Leisure Equipment and Products)                                      116,100       3,882,965
Mattson Technology* (Semiconductors and Semiconductor Equipment)                                119,700         991,715
MEMC Electronic Materials* (Semiconductors and Semiconductor Equipment)                         977,100      12,018,330
Microsoft (Systems Software)                                                                    818,700      21,503,155
Monolithic Power Systems* (Semiconductors and Semiconductor Equipment)                           22,500         165,938
NETGEAR* (Communications Equipment)                                                             159,700       2,402,687
Oracle* (Systems Software)                                                                      857,100      11,780,840
Photon Dynamics (Electronic Equipment and Instruments)                                          123,100       2,649,112
Plantronics (Communications Equipment)                                                           94,000       3,497,740
QUALCOMM (Communications Equipment)                                                             164,200       6,117,271
Quest Diagnostics (Health Care Providers and Services)                                           69,500       6,623,350
RSA Security* (Software)                                                                        117,500       2,068,587
S1* (Internet Software and Services)                                                            252,500       2,086,912
Sprint (FON Group) (Diversified Telecommunication Services)                                     143,400       3,417,222
Symantec* (Software)                                                                            187,100       4,367,849
Synopsys* (Application Software)                                                                415,000       7,052,925
Take-Two Interactive Software* (Home Entertainment Software)                                    287,200      10,149,648
VeriSign (Internet Software and Services)                                                       213,800       5,522,454
VERITAS Software* (Systems Software)                                                            333,100       8,562,336
Yahoo!* (Internet Software and Services)                                                        149,300       5,256,106
                                                                                                           ------------
                                                                                                            313,312,006
                                                                                                           ------------
TOTAL INVESTMENTS 99.2%                                                                                     415,794,033
OTHER ASSETS LESS LIABILITIES 0.8%                                                                            3,285,499
                                                                                                           ------------
NET INVESTMENT ASSETS  100.0%                                                                              $419,079,532
                                                                                                           ============

SCHEDULE OF INVESTMENTS (UNAUDITED)
SELIGMAN INTERNATIONAL GROWTH FUND
JANUARY 31, 2005

COMMON STOCKS 96.9%                                                                             SHARES         VALUE
                                                                                                -------     -----------
BELGIUM 1.5%
SES Global* (FDR) (Media)                                                                        94,358     $ 1,157,736
                                                                                                            -----------
CANADA 3.6%
Canadian National Railway (Road and Rail)                                                        12,477         743,105
Petro-Canada (Oil and Gas)                                                                       12,643         653,784
Research In Motion* (Communications Equipment)                                                   12,100         862,669
RONA* (Specialty Retail)                                                                          3,800         138,679
SNC-Lavalin Group (Construction and Engineering)                                                  8,187         413,634
                                                                                                            -----------
                                                                                                              2,811,871
                                                                                                            -----------
FRANCE 15.7%
Alcatel* (Communications Equipment)                                                             156,100       2,243,585
Alstom* (Capital Goods)                                                                         181,979         168,679
AXA (Insurance)                                                                                  32,000         778,211
Club Mediterranee* (Hotels, Restaurants and Leisure)                                             11,700         610,410
Essilor International (Health Care Equipment and Supplies)                                       10,800         768,510
France Telecom* (Diversified Telecommunication Services)                                         37,800       1,188,918
Galeries Lafayette (Multi-Line Retail)                                                            1,100         303,157
JC Decaux* (Media)                                                                               26,122         698,365
Pernod Ricard (Beverages)                                                                         6,400         907,328
Pinault-Printemps-Redoute* (Multi-Line Retail)                                                   10,000       1,056,127
Publicis Groupe (Media)                                                                          24,600         776,163
Total (Oil and Gas)                                                                               2,500         537,691
Unibail (Real Estate)                                                                             6,700         798,675
Vivendi Universal (Media)                                                                        39,900       1,261,385
                                                                                                            -----------
                                                                                                             12,097,204
                                                                                                            -----------
GERMANY 7.2%
Adidas-Salomon (Textiles, Apparel and Luxury Goods)                                               7,900       1,185,607
Allianz (Insurance)                                                                              12,900       1,533,045
Bayerische Hypo-und Vereinsbank* (Commercial Banks)                                              40,724         897,276
Muenchener Rueckversicherungs-Gesellschaft* (Insurance)                                           5,500         630,220
Schering (Pharmaceuticals)                                                                       19,287       1,307,126
                                                                                                            -----------
                                                                                                              5,553,274
                                                                                                            -----------
GREECE 1.4%
EFG Eurobank Ergasias (Commercial Banks)                                                         34,100       1,100,609
                                                                                                            -----------
HONG KONG 3.4%
CNOOC (Oil and Gas)                                                                              19,600       1,049,384
Esprit Holdings (Specialty Retail)                                                              265,500       1,540,155
                                                                                                            -----------
                                                                                                              2,589,539
                                                                                                            -----------
INDIA 1.4%
Infosys Technologies (ADR) (IT Services)                                                         16,500       1,088,752
                                                                                                            -----------
INDONESIA 0.4%
PT Telekomunikasi Indonesia (ADR) (Diversified Telecommunication Services)                       15,300         317,475
                                                                                                            -----------
IRELAND 4.7%
Elan (ADR)* (Pharmaceuticals)                                                                   122,900       3,309,697
Ryanair Holdings* (Transportation)                                                                6,900         323,679
                                                                                                            -----------
                                                                                                              3,633,376
                                                                                                            -----------
ITALY 3.5%
Autostrade (Transportation Infrastructure)                                                       43,700       1,264,263
Banca Intesa (Commercial Banks)                                                                 131,300         610,836
Saipem (Energy Equipment and Services)                                                           66,800         846,081
                                                                                                            -----------
                                                                                                              2,721,180
                                                                                                            -----------
JAPAN 14.1%
Bank of Yokohama (Commercial Banks)                                                             105,000         662,401
Japan Tobacco (Tobacco)                                                                             155       1,645,893
Keyence (Electronic Equipment and Instruments)                                                    4,600       1,053,141
Minebea (Machinery)                                                                             140,000         609,798
Mitsubishi Securities (Capital Markets)                                                          70,000         676,669
Mitsubishi Tokyo Financial Group (Commercial Banks)                                                  61         578,900
Nikko Cordial (Capital Markets)                                                                 113,000         533,802
Nippon Electric Gas (Electronic Equipment and Instruments)                                       25,000         328,014
Pioneer (Household Durables)                                                                     59,000         980,818
Sekisui House (Household Durables)                                                               59,000         683,645
Suzuki Motor (Automobiles)                                                                       33,000         603,465
Trend Micro (Software)                                                                           27,000       1,209,455
UFJ Holdings* (Commercial Banks)                                                                    213       1,274,870
                                                                                                            -----------
                                                                                                             10,840,871
                                                                                                            -----------
MEXICO 1.5%
Grupo Televisa (ADR) (Media)                                                                     19,200       1,129,536
                                                                                                            -----------
NETHERLANDS 8.3%
Ahold* (Food and Staples Retailing)                                                             226,300       1,870,653
ASML Holding (NY shares)* (Semiconductors and Semiconductor Equipment)                           41,686         684,692
European Aeronautic Defence and Space (Aerospace and Defense)                                    51,390       1,574,758
ING Groep (Diversified Financial Services)                                                       26,010         751,565
Koninklijke Ahold* (Food Products)                                                               40,100       1,538,365
                                                                                                            -----------
                                                                                                              6,420,033
                                                                                                            -----------
NORWAY 1.0%
Tandberg (Communications Equipment)                                                              70,740         765,509
                                                                                                            -----------
RUSSIA 0.5%
Gazprom (ADR) (Energy Equipment and Services)                                                    10,400         363,736
                                                                                                            -----------
SOUTH KOREA 4.8%
Hyundai Motor (Automobiles)                                                                      18,410       1,043,923
Kia Motors (Automobiles)                                                                         56,460         693,304
LG. Philips LCD* (Electronic Equipment and Instruments)                                          26,500       1,144,807
Samsung Electronics* (Semiconductors and Semiconductor Equipment)                                 1,609         776,012
                                                                                                            -----------
                                                                                                              3,658,046
                                                                                                            -----------
SPAIN 1.7%
Banco Bilbao Vizcaya Argentaria (Commercial Banks)                                               78,100       1,318,213
                                                                                                            -----------
SWEDEN 1.9%
Assa Abloy (Building Products)                                                                   37,970         601,528
SKF (Capital Goods)                                                                               2,820         130,022
Telefonaktiebolaget LM Ericsson (ADR) (Communications Equipment)                                 26,100         765,122
                                                                                                            -----------
                                                                                                              1,496,672
                                                                                                            -----------
SWITZERLAND 2.4%
Adecco (Commercial Services and Supplies)                                                         7,120         371,759
Kuehne & Nagel International (Marine)                                                             3,400         696,225
Swatch Group (Textiles, Apparel and Luxury Goods)                                                28,090         790,889
                                                                                                            -----------
                                                                                                              1,858,873
                                                                                                            -----------
TAIWAN 1.7%
AU Optronics (ADR) (Electronic Equipment and Instruments)                                        82,100       1,270,087
                                                                                                            -----------
UNITED KINGDOM 16.2%
BP (Oil and Gas)                                                                                 75,200         745,869
British Airways* (Airlines)                                                                      26,056         130,829
Capita Group (Commercial Services and Supplies)                                                 214,050       1,445,655
Carnival (Hotels, Restaurants and Leisure)                                                       18,429       1,111,656
Carphone Warehouse Group (Specialty Retail)                                                     504,424       1,664,119
EMI Group (Media)                                                                               363,873       1,816,450
GUS (Internet and Catalog Retail)                                                                66,862       1,213,321
Imperial Tobacco Group (Tobacco)                                                                 47,700       1,251,320
Rolls-Royce Group (Aerospace and Defense)                                                       169,508         832,818
Standard Chartered (Commercial Banks)                                                            45,500         836,333
Vodafone Group (Wireless Telecommunication Services)                                            542,400       1,404,663
                                                                                                            -----------
                                                                                                             12,453,0332
                                                                                                            -----------
TOTAL INVESTMENTS 96.9%                                                                                      74,645,625
OTHER ASSETS LESS LIABILITIES 3.1%                                                                            2,424,292
                                                                                                            -----------
NET INVESTMENT ASSETS 100.0%                                                                                $77,069,917
                                                                                                            ===========

SELIGMAN GLOBAL FUND SERIES, INC.
NOTES TO SCHEDULES OF INVESTMENTS (unaudited)
JANUARY 31, 2005

-------------------
ADR - American Depositary Receipts.

FDR - Fiduciary Depositary Receipts.

GDR - Global Depositary Receipts.

* Non-income producing security.

+ The security may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

1.    ORGANIZATION - Seligman Global Fund Series, Inc. consists of five separate
      Funds: Seligman Emerging Markets Fund ("Emerging Markets Fund "), Seligman Global Growth Fund ("Global Growth Fund"), Seligman Global Smaller Companies Fund ("Global Smaller Companies Fund"), Seligman Global Technology Fund ("Global Technology Fund"), and Seligman International Growth Fund ("International Growth Fund").

2. SECURITY VALUATION - Net asset value per share is calculated at the close of business of the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Other securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices. Notwithstanding these valuation methods, the Funds may adjust the value of securities as described below.

      Many securities markets and exchanges outside the United States ("US") close prior to the close of the NYSE, and therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors has approved "fair value" procedures under which a third party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movement, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

      Other securities for which market quotations are not readily available or otherwise no longer valid or reliable are valued at fair value determined in accordance with procedures approved by the Board. This can occur in event of, among other things, natural disasters, acts of terrorism, market disruptions, and intra-day trading halts.

      The books and records of each fund are maintained in US dollars. The market value of investment securities, other assets, and liabilities denominated in foreign currencies are translated into US dollars at the daily rate of exchange as reported by a pricing service.

      Short-term holdings, which mature in more than 60 days, are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

At January 31, 2005, each Fund's cost of investments for federal income tax purposes was as follows:

              Fund                                      Tax Basis Cost
------------------------------                          --------------
Emerging Markets Fund                                    $  48,318,631
Global Growth Fund                                          50,326,758
Global Smaller Companies Fund                              166,468,910
Global Technology Fund                                     399,909,705
International Growth Fund                                   66,916,826

The tax basis gross and net unrealized appreciation and depreciation of portfolio securities,including the effects of foreign currency translations, were as follows:

                                     Total                             Net Unrealized
                                   Unrealized     Total Unrealized      Appreciation
           Fund                   Appreciation      Depreciation       (Depreciation)
-----------------------------     ------------    ----------------     --------------
Emerging Markets Fund              $12,102,354    $   1,794,831        $  10,307,523
Global Growth Fund                   6,469,123          871,058            5,598,065
Global Smaller Companies Fund       33,045,627        8,563,376           24,482,251
Global Technology Fund              36,914,274       21,029,946           15,884,328
International Growth Fund            8,872,658        1,143,859            7,728,799

ITEM 2. CONTROLS AND PROCEDURES.

  a. The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

  b. The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

  (a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GLOBAL FUND SERIES, INC.

By:    /s/ BRIAN T. ZINO
       -----------------------------------------
       Brian T. Zino
       President and Chief Executive Officer

Date:  March 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:    /s/ BRIAN T. ZINO
       -----------------------------------------
       Brian T. Zino
       President and Chief Executive Officer

Date:  March 28, 2005

By:    /s/ LAWRENCE P. VOGEL
       -----------------------------------------
       Lawrence P. Vogel
       Vice President, Treasurer and Chief Financial Officer

Date:  March 28, 2005

SELIGMAN GLOBAL FUND SERIES, INC.

                                  EXHIBIT INDEX

  (a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.